Offerings - Offering: 1	May 29, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share ("Common Stock")
Amount Registered | shares	553,784
Proposed Maximum Offering Price per Unit	2.1825
Maximum Aggregate Offering Price	$ 1,208,633.58
Fee Rate	0.01381%
Amount of Registration Fee	$ 166.91
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), the number of shares registered hereunder includes such additional number of shares of common stock, par value $0.01 per share (the "Common Stock") of Enveric Biosciences, Inc. (the "Company"), as are required to prevent dilution resulting from a stock split, stock dividend or similar transaction. The offering price has been estimated solely for the purposes of the calculation of the registration fee. The offering price has been calculated in accordance with the manner described in paragraphs (c) and (h) of Rule 457 under the Securities Act and is based upon the average of high ($2.235) and low ($2.1825) prices reported by the Nasdaq Capital Market on May 27, 2026, a date within five (5) business days prior to the date of the filing of this Registration Statement.